Going Concern Uncertainties - Additional Information (Detail) (USD $)	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Going Concern [Line Items]
Deficit accumulated during the exploration stage	$ 3,958,602	$ 3,621,938	$ 3,087,716